Award Timing Disclosure	12 Months Ended
Jun. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Timing of Option Awards
As was noted above, our executive compensation program includes a long-term incentive program, or LTIP, which is described in more detail in “III. Primary Components of NEO Compensation; CY 2024 Compensation Payouts; CY 2025 Compensation Targets and Metrics” below. In prior years, the LTIP has consisted of a mix of vehicles, including stock options. Executives below the level of senior vice president, and non-executive employees who do not participate in the LTIP have historically not been eligible to receive stock options. For our calendar year 2025 LTIP, we adjusted the mix of vehicles and removed stock options from our pay mix.
Our standard practice is for the committee to annually approve the grant of equity awards, which prior to calendar year 2025 included stock options, under the LTIP for the current calendar year at each regularly scheduled February meeting of the committee. In addition, the committee recommends to the independent members of the Board the approval of equity awards to the CEO under the LTIP for the current calendar year, and the independent members of our Board then review and approve such awards to the CEO during their regularly scheduled February meeting. The grant date for all of the aforementioned annual equity awards under the LTIP, including stock options, if any, is generally on March 1 of each applicable calendar year, unless March 1 falls on a Saturday or a Sunday, in which case we generally grant awards on the preceding Friday or succeeding Monday.
The grant date for annual equity awards under the LTIP occurs at a time when the Company is generally not expected to be in possession of material non-public information regarding our business, and at a time when the Company is not expected to have recently disclosed, or to be imminently disclosing, material non-public information.
We may grant equity awards, including options, to NEOs and other eligible executives outside of our annual award cycle for new hires, promotions, recognition, retention, or other purposes. In determining when to grant “off-cycle” stock option awards, the committee generally would seek to do so at a time when the Company is not expected to be in possession of material non-public information regarding our business, and at a time when the Company is not expected to have recently disclosed, or to be imminently disclosing, material non-public information.
During fiscal year 2025, the Company did not (i) time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, or (ii) grant any stock options to any of its NEOs in any period beginning four business days prior to the filing of a periodic report on Form 10-Q, Form 10-K or current report on Form 8-K that discloses material non-public information, and ending one business day after the filing of such Form 10-Q, Form 10-K or Form 8-K.

Award Timing Method
Our standard practice is for the committee to annually approve the grant of equity awards, which prior to calendar year 2025 included stock options, under the LTIP for the current calendar year at each regularly scheduled February meeting of the committee. In addition, the committee recommends to the independent members of the Board the approval of equity awards to the CEO under the LTIP for the current calendar year, and the independent members of our Board then review and approve such awards to the CEO during their regularly scheduled February meeting. The grant date for all of the aforementioned annual equity awards under the LTIP, including stock options, if any, is generally on March 1 of each applicable calendar year, unless March 1 falls on a Saturday or a Sunday, in which case we generally grant awards on the preceding Friday or succeeding Monday.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The grant date for annual equity awards under the LTIP occurs at a time when the Company is generally not expected to be in possession of material non-public information regarding our business, and at a time when the Company is not expected to have recently disclosed, or to be imminently disclosing, material non-public information.
We may grant equity awards, including options, to NEOs and other eligible executives outside of our annual award cycle for new hires, promotions, recognition, retention, or other purposes. In determining when to grant “off-cycle” stock option awards, the committee generally would seek to do so at a time when the Company is not expected to be in possession of material non-public information regarding our business, and at a time when the Company is not expected to have recently disclosed, or to be imminently disclosing, material non-public information.
During fiscal year 2025, the Company did not (i) time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, or (ii) grant any stock options to any of its NEOs in any period beginning four business days prior to the filing of a periodic report on Form 10-Q, Form 10-K or current report on Form 8-K that discloses material non-public information, and ending one business day after the filing of such Form 10-Q, Form 10-K or Form 8-K.

MNPI Disclosure Timed for Compensation Value	false